Unit Based Compensation - Additional Information (Detail) (USD $)			6 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Non-management directors [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted			9,482
Common units aggregate value, granted			$ 300,000	$ 2,100,000	$ 1,800,000
Common units, granted				68,153	63,309
Share-based Compensation Arrangement by Share-based Payment Award, Description								Each restricted unit is equal in value to one of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date								3 years
Common units, vested								63,327	6,742
Common units, value								1,900,000	200,000
Common units issued to grantees								6,584
Amount paid to grantees in cash								300,000
Unit based compensation expense						500,000	200,000	1,900,000	500,000
Cash settled restricted unit awards	$ 121,243,000	$ 138,156,000				$ 1,100,000	$ 0	$ 1,100,000	$ 0